Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement

Set out below are categories of financial instruments and fair value measurements as of June 30, 2025 and December 31, 2024:

	June 30,	December 31,
	2025	2024
Financial assets at fair value
Cash	€1,364,060	€2,384,625

Financial assets at amortized cost
Accounts receivable and other receivables	€991,338	€2,926,132
Amount due from related parties	€511,807	€246,220

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	€2,177,632	€2,910,818
Amount due to related parties	€997,917	€1,792,045
Lease liabilities	€36,622	€36,325
Bank loans	€4,555,627	€4,369,949
Debt bond	€2,406,844	€865,882